Consolidated Statement of Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Provision for (Benefit from) Income Taxes on Income (Loss) from Discontinued Operations	$ (2.2)	$ (2.9)	$ (0.6)